STATEMENTS OF OPERATIONS - USD ($)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Income
Interest income	$ 3,035	$ 8,383
Other income	124,533	128,040
Total income	127,568	136,423
Gain on sale of operating limited partnerships	1,497,946	650,339
Expenses and loss
Professional fees	129,691	102,604
Partnership management fee	619,730	783,807
General and administrative expenses	71,003	87,619
Operating expenses	820,424	974,030
NET INCOME (LOSS)	805,090	(187,268)
Net income (loss) allocated to general partner	2,012	(468)
Net income (loss) allocated to limited partner	$ 803,078	$ (186,800)
Net income (loss) per BAC	$ 0.07	$ (0.02)
Series 47 [Member]
Income
Interest income	$ 1,034	$ 2,731
Other income	39,098	32,413
Total income	40,132	35,144
Gain on sale of operating limited partnerships	1,098,271	296,116
Expenses and loss
Professional fees	35,157	28,515
Partnership management fee	111,686	225,105
General and administrative expenses	21,994	27,238
Operating expenses	168,837	280,858
NET INCOME (LOSS)	969,566	50,402
Net income (loss) allocated to general partner	2,424	126
Net income (loss) allocated to limited partner	$ 967,142	$ 50,276
Net income (loss) per BAC	$ 0.28	$ 0.01
Series 48 [Member]
Income
Interest income	$ 1,070	$ 2,724
Other income	25,694	27,774
Total income	26,764	30,498
Gain on sale of operating limited partnerships	61,500	327,454
Expenses and loss
Professional fees	32,571	27,252
Partnership management fee	52,830	106,169
General and administrative expenses	18,720	22,514
Operating expenses	104,121	155,935
NET INCOME (LOSS)	(15,857)	202,017
Net income (loss) allocated to general partner	(40)	505
Net income (loss) allocated to limited partner	$ (15,817)	$ 201,512
Net income (loss) per BAC	$ (0.01)	$ 0.09
Series 49 [Member]
Income
Interest income	$ 931	$ 2,928
Other income	59,741	67,853
Total income	60,672	70,781
Gain on sale of operating limited partnerships	338,175	26,769
Expenses and loss
Professional fees	61,963	46,837
Partnership management fee	455,214	452,533
General and administrative expenses	30,289	37,867
Operating expenses	547,466	537,237
NET INCOME (LOSS)	(148,619)	(439,687)
Net income (loss) allocated to general partner	(372)	(1,099)
Net income (loss) allocated to limited partner	$ (148,247)	$ (438,588)
Net income (loss) per BAC	$ (0.02)	$ (0.07)